Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2022
Capital adequacy
Schedule of capital adequacy

Capital Adequacy Analysis

	December 31, 2022	December 31, 2021
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	20.6	21.6
Tier 1 capital ratio	20.6	21.6
Total capital ratio	20.6	21.6
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffers.

	December 31, 2022		December 31, 2021
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,074	8.0	7,371	8.0
of which Tier 1 requirement of 6 percent	6,056	6.0	5,528	6.0
of which minimum requirement of 4.5 percent	4,542	4.5	4,146	4.5
Pillar 2 capital requirements[3]	3,704	3.7	3,382	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	9,013	8.9	9,149	9.9
Capital buffer requirements	3,330	3.3	2,333	2.5
of which Capital conservation buffer	2,523	2.5	2,303	2.5
of which Countercyclical buffer	807	0.8	30	0.0
Pillar 2 guidance[5]	1,514	1.5	1,382	1.5
Total risk-based capital requirement including Pillar 2 guidance	16,622	16.5	14,468	15.7
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firm).
3	Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital - that is 4.5 percent, 1.5 percent. and 2 percent) and after the Pillar 2 requirements (3.67 percent).
5	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

Schedule of leverage ratio

	December 31, 2022	December 31, 2021
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	241,239	209,889
Off-balance sheet exposures	7,357	5,309
Total exposure measure	248,596	215,198
Leverage ratio[2]	8.4%	9.3%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	December 31, 2022		December 31, 2021
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,458	3.0	6,456	3.0
Pillar 2 guidance[2]	373	0.2	323	0.2
Total capital requirement relating to leverage ratio	7,831	3.2	6,779	3.2
1	Expressed as a percentage of total exposure amount.
2	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that SEK should hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Schedule of own funds

	Parent Company
	Dec 31,	Dec 31,
Skr mn	2022	2021
Share capital[1]	3,990	3,990
Retained earnings	16,133	15,518
Accumulated other comprehensive income and other reserves	212	323
Independently reviewed profit net of any foreseeable charge or dividend	1,009	601
Common Equity Tier 1 (CET1) capital before regulatory adjustments	21,344	20,432
Additional value adjustments due to prudent valuation	-474	-395
Intangible assets	-44	-99
Fair value reserves related to gains or losses on cash flow hedges	97	—
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	9	98
Negative amounts resulting from the calculation of expected loss amounts	-94	-111
Total regulatory adjustments to Common Equity Tier 1 capital	-506	-507
Total Common Equity Tier 1 capital	20,838	19,925
Total Own funds	20,838	19,925
1	For a detailed description of the instruments constituting share capital, see Note 22.

Schedule of minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2022			December 31, 2021
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	3,012	2,987	239	2,990	2,990	239
Default exposures	102	102	8	74	74	6
Total credit risk, standardized approach	3,114	3,089	247	3,064	3,064	245
Credit risk, IRB approach
Central governments	242,609	11,018	882	196,606	9,673	774
Financial institutions[2]	33,299	6,356	508	41,082	8,843	707
Corporates[3]	136,849	72,779	5,822	115,412	62,988	5,039
Non-credit-obligation assets	351	351	28	372	372	30
Total credit risk IRB approach	413,108	90,504	7,240	353,472	81,876	6,550
Credit valuation adjustment risk	n.a.	2,565	205	n.a.	2,922	233
Foreign exchange risk	n.a.	800	64	n.a.	645	52
Commodity risk	n.a.	19	2	n.a.	11	1
Operational risk	n.a.	3,949	316	n.a.	3,622	290
Total	416,222	100,926	8,074	356,536	92,140	7,371
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivative contracts: EAD Skr 6,355 million (year-end 2021: Skr 5,975 million), Risk exposure amount of Skr 2,022 million (year-end 2021: Skr 2,000 million) and Capital requirement of Skr 162 million (year-end 2021: Skr 160 million).
3	Of which related to Specialized lending: EAD Skr 6,112 million (year-end 2021 Skr 5,224 million), Risk exposure amount of Skr 4,412 million (year-end 2021: Skr 3,589 million) and Capital requirement of Skr 353 million (year-end 2021: Skr 287 million).

Schedule of credit risk by PD grade

	December 31, 2022					December 31, 2021
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.45–	38.28–	0.003%–	0.02–	0.12–	0.54–	44.36–
Skr mn	0.01%	0.06%	0.10–0.27%	7.69%	100%	0.01%	0.07%	0.32%	6.80%	100%
Central governments
EAD	238,038	4,556	—	15	—	191,669	4,587	—	—	—
Average PD in %	0.003	0.04	—	2.0	—	0.004	0.05	—	—	—
Average LGD in %	45.0	45.0	—	45.0	—	45.0	45.0	—	—	—
Average risk weight in %	4.3	17.4	—	122.5	—	4.6	20.3	—	—	—

	December 31, 2022					December 31, 2021
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.50–	28.91–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.04%	0.11%	0.16–0.32%	8.27%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	12,662	19,471	1,089	77	—	18,176	21,637	1,225	43	—
Average PD in %	0.04	0.07	0.27	1.18	—	0.04	0.07	0.25	1.16	—
Average LGD in %	34.9	30.8	45.0	45.0	—	35.7	32.8	45.0	45.0	—
Average risk weight in %	17.2	19.8	71.1	130.4	—	17.6	22.0	67.9	129.3	—
Corporates
EAD	3,374	25,955	71,615	29,774	18	2,562	16,286	67,509	23,810	22
Average PD in %	0.03	0.09	0.24	0.74	88.4	0.04	0.09	0.24	0.74	89.43
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	13.2	25.8	50.4	84.3	42.9	19.2	30.0	49.9	85.4	39.2

Schedule of internally assessed capital adequacy

Skr mn	Dec 31, 2022	Dec 31, 2021
Credit risk	7,202	6,038
Operational risk	311	225
Market risk	1,466	1,247
Other risks	205	234
Capital planning buffer	2,697	1,610
Total	11,881	9,354

Schedule of liquidity coverage

Skr bn, 12 month average	Dec 31, 2022	Dec 31, 2021
Total liquid assets	58.4	56.1
Net liquidity outflows[1]	10.9	10.1
Liquidity outflows	25.0	21.2
Liquidity inflows	15.7	12.2
Liquidity Coverage Ratio	784%	695%

Schedule of net stable funding

Skr bn	Dec 31, 2022	Dec 31, 2021
Available stable funding	235.2	245.9
Requiring stable funding	198.2	176.4
Net Stable Funding Ratio	119%	139%